SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of restricted share units activities

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2020	2,609,944	4.31
Granted	3,211,374	2.91
Vested	(2,287,340)	4.04
Forfeited	(894,782)	3.32
Outstanding as of December 31, 2021	2,639,196	3.18
Granted	10,922,272	0.89
Vested	(9,442,362)	1.15
Forfeited	(915,276)	2.74
Outstanding as of December 31, 2022	3,203,830	1.48